Derivative Financial Instruments - Cash Flow Sensitivity (Detail) ₺ in Thousands	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)
Cash flow sensitivity analysis for variable rate instruments [line items]
Change in interest rate for sensitivity analysis	0.0100
Change in foreign exchange for sensitivity analysis	10.00%
Interest rate risk and currency risk [member] | Derivative financial instruments
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 27,250	₺ 2,233,510
Increase (decrease) in profit (loss) due to potential decrease in interest rate	211,272	3,608,413
Increase (decrease) in equity due to potential increase in interest rate	992,251	(1,381,763)
Increase (decrease) in equity due to potential decrease in interest rate	993,327	(2,680,663)
Interest rate risk and currency risk [member] | Participating cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	(37,531)	1,971,140
Increase (decrease) in profit (loss) due to potential decrease in interest rate	(25,064)	3,664,033
Increase (decrease) in equity due to potential increase in interest rate	755,812	(1,019,230)
Increase (decrease) in equity due to potential decrease in interest rate	787,206	(2,374,118)
Interest rate risk and currency risk [member] | Cross currency swap contracts [member]
Cash flow sensitivity analysis for variable rate instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	64,781	262,370
Increase (decrease) in profit (loss) due to potential decrease in interest rate	236,336	(55,620)
Increase (decrease) in equity due to potential increase in interest rate	236,439	(362,533)
Increase (decrease) in equity due to potential decrease in interest rate	₺ 206,121	₺ (306,545)